Income Taxes and Tax Receivable (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income tax payable	$ (164,806)	$ (1,068,050)
Income tax receivable	985,332	1,047,601
Total income tax receivable /(payable), net	$ 820,526	$ (20,449)